Long-term Investments	12 Months Ended
Dec. 31, 2017
Long-term Investments
Long-term Investments

9.Long-term Investments

	December 31, 2016	December 31, 2017
	RMB	RMB
Investments in associated companies	652,635	563,896
Equity investments	461,664	1,292,620
Available-for-sale securities	855,728	828,260

	1,970,027	2,684,776

(a)Investments in associated companies

The Group recorded equity share of loss of RMB76.1 million, RMB85.8 million, and RMB12.2 million for the years ended December 31, 2015, 2016 and 2017, respectively, which was included in “investment income, net” in the consolidated statements of comprehensive income.  Significant investments in associated companies are summarized as follows.

(1)

In August 2013, the Group established a joint venture with China Telecom Corp. Ltd. (“China Telecom”), Hangzhou Yixin Technology Co., Ltd. (“Yixin”) to launch “YiChat”, a proprietary social instant messaging application for smart phones. The Group contributed RMB200.0 million cash in exchange for a 27.0% equity interest in Yixin.

The investment was accounted for under the equity method of accounting with allocation of the investment cost as follows (in thousands):

RMB
Tangible assets	58,320
Intangible assets	15,876
Goodwill	129,773
Deferred tax liabilities	(3,969)

200,000

In July 2015, the Group increased its equity shares in Yixin to 35.0% with a cash consideration of approximately RMB127.5 million. The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows (in thousands):

RMB
Tangible assets	8,579
Intangible assets	15,564
Goodwill	107,280
Deferred tax liabilities	(3,891)

127,532

(2)

In 2016, the Group acquired a 49.0% equity interest in MAXWIN (B.V.I) LIMITED (“MAXWIN”), which is engaged in the retail business of casual and sportswear apparel, for a consideration of approximately RMB344.6 million in cash. In 2017, the Group disposed the 49.0% equity interest in MAXWIN for a cash consideration of approximately RMB340.4 million.

(b)Equity investments

Equity investments represent investments in privately held companies with no readily determinable fair value.  The Group carries the investment at cost as the Group does not have significant influence or the investments are not common stock or in substance common stock.

The Group recognized a gain of RMB234.1 million and RMB9.6 million related to the partial disposal of the Group’s investment in an equity investee as “investment income, net” in the consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017.

Impairment provision of RMB12.0 million, RMB12.2 million and RMB58.5 million related to certain of the equity investments were recognized as “investment income, net” in the consolidated statements of comprehensive income for the years ended December 31, 2015, 2016 and 2017, respectively, as the Group determined that the decline in its fair value is determined to be other-than-temporary.

(c)Available-for-sale securities

As of December 31, 2017, available-for-sale securities included RMB610.0 million invested in shares of Huatai Securities Company Limited (“Huatai”) and RMB218.3 million invested in shares of Caissa Touristic Group (“Caissa”). Total net unrealized gains of RMB34.0 million and net unrealized losses of RMB23.3 million (net of tax benefit of RMB47.7 million and RMB4.1 million) were recorded in other comprehensive income for the year ended December 31, 2016 and 2017, respectively.

	December 31, 2016
	Adjusted Cost	Unrealized Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Huatai	660,528	(39,684)	620,844
Caissa	100,000	134,884	234,884

	760,528	95,200	855,728

	December 31, 2017
	Adjusted Cost	Unrealized Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Huatai	660,528	(50,563)	609,965
Caissa	100,000	118,295	218,295

	760,528	67,732	828,260

The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. Changes in market conditions and other facts and circumstances may change the business prospects of these issuers. The assessment that these investments are not other-than-temporarily impaired included a review of the business and financial outlook, the financial condition, the severity and duration of the drop in share price compared to the carrying value, as well as the Group’s ability and current intent to hold these securities until the prices recover. For the year ended December 31, 2016 and 2017, RMB266.7 million and nil impairment provision for Huatai were recognized as “investment income, net” in the consolidated statements of comprehensive income, respectively. The Group also received cash dividends from Huatai for the years ended December 31, 2016 and 2017 of RMB21.4 million and RMB20.9 million, respectively.